S000004336 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
iShares Russell Mid-Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.46%	6.44%	12.26%
Performance Inception Date				Jul. 17, 2001
iShares Russell Mid-Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	6.31%	12.08%
iShares Russell Mid-Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	5.02%	10.21%